Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 1,001	$ 1,931
Restricted cash	5,011
Accounts receivable, net	1,699	2,454
Inventories, net	4,543	6,788
Deferred cost of revenues - current		3,736
Prepaid expenses and other current assets, net	15,966	27,016
Amounts due from related parties	933	9,354
Current assets held for sale	5,997	2,555
Total current assets	35,150	53,834
Non-current assets:
Property and equipment, net	241	305
Intangible assets, net	9,430	11,442
Right of use asset	703
Deferred tax assets	969	639
Deferred cost of revenues - non-current		3,195
Other non-current assets		556
Non-current assets held for sale	10,305	10,421
Total non-current assets	21,648	26,558
Total assets	56,798	80,392
Current liabilities:
Accounts payable	16,286	18,813
Accrued expenses and other payables	32,529	18,997
Advances from customers		5,446
Contract liabilities	6,538
Lease liabilities - current	814
Amount due to related parties-current	3,484	1,071
Deferred revenues - current	84	2,347
Income tax payable	879	968
Short-term bank and other borrowings	5,000	11,010
Long-term bank borrowings - current portion	12,975	5,770
Current liabilities held for sale	20,984	18,725
Total current liabilities	99,573	83,147
Non-current liabilities:
Unrecognized tax benefits	1,987	2,020
Deferred tax liabilities	1,832	2,453
Deferred revenues - non-current		4,940
Long-term payables	361	6,663
Deferred government grants		1,864
Non-current liabilities held for sale (including non-current liability of the Consolidated VIEs without recourse to the primary beneficiary of $1,779 and $1,750 as of December 31, 2018 and 2019, respectively)	1,750	1,779
Total non-current liabilities	5,930	19,719
Total liabilities	105,503	102,866
Commitments and contingencies
Shareholders' equity (deficit):
Ordinary shares (no par value; unlimited shares authorized; 31,307,522 shares and 38,881,294 shares issued and outstanding as of December 31, 2018 and 2019, respectively)
Additional paid-in capital	150,455	124,062
Subscriptions receivable	(15,287)
Statutory reserve	2,097	2,097
Accumulated deficit	(179,672)	(146,194)
Accumulated other comprehensive loss	(1,904)	(2,143)
Total Borqs Technologies, Inc. shareholders' equity (deficit)	(44,311)	(22,178)
Noncontrolling interest	(4,394)	(296)
Total shareholders' equity (deficit)	(48,705)	(22,474)
Total liabilities, noncontrolling interest and shareholders' equity (deficit)	$ 56,798	$ 80,392